Restructuring (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Summary of Cash Components of Restructuring Activity
Of the total cost incurred, $4.6 million remains accrued as of December 31, 2022 in accrued and other current liabilities in the accompanying consolidated balance sheet as summarized in the following table for the restructuring activity:

(in thousands)	Personnel Related	Contract and Other Costs	Total
Cost incurred in 2022	$4,121	$491	$4,612
Foreign currency translation adjustment	24	3	27
Liability at December 31, 2022	$4,145	$494	$4,639